SCHEDULE OF ENTITIES AND ITS SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2021
DIGLS [Member]
Entity name	DIGLS
Entity incorporation date	Jul. 04, 2016
Nature of operation	Investment holding
Country of incorporation	Republic of Seychelles
DILHK [Member]
Entity name	DILHK
Entity incorporation date	Jun. 22, 2016
Nature of operation	Investment holding
Country of incorporation	Hong Kong, PRC
QHDX [Member]
Entity name	QHDX
Entity incorporation date	Nov. 03, 2016
Nature of operation	Investment holding
Country of incorporation	PRC
FVTL [Member]
Entity name	FVTL
Entity incorporation date	May 31, 2011
Nature of operation	Trading of food and platform
Country of incorporation	PRC
JJGS [Member]
Entity name	JJGS
Entity incorporation date	Aug. 17, 2017
Nature of operation	Investment holding
Country of incorporation	Republic of Seychelles
JJHK [Member]
Entity name	JJHK
Entity incorporation date	Aug. 24, 2017
Nature of operation	Investment holding
Country of incorporation	Hong Kong, PRC
JJSZ [Member]
Entity name	JJSZ
Entity incorporation date	Nov. 16, 2018
Nature of operation	Trading of food
Country of incorporation	PRC
Xixingdao [Member]
Entity name	Xixingdao
Entity incorporation date	Aug. 28, 2019
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu La Tu Trade Ltd ("FLTT") [Member]
Entity name	Dongguan City Fu La Tu Trade Ltd
Entity incorporation date	Sep. 27, 2020
Nature of operation	Trading of alcoholic beverages
Country of incorporation	PRC
Dongguan City Fu Xin Gu Trade Ltd ("FXGT") [Member]
Entity name	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)
Entity incorporation date	Dec. 02, 2020
Nature of operation	Trading of alcoholic beverages
Country of incorporation	PRC
Dongguan City Fu Xin Technology Ltd ("FXTL") [Member]
Entity name	Dongguan City Fu Xin Technology Ltd (“FXTL”)
Entity incorporation date	Nov. 12, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Guan Healthy Industry Technology Ltd ("FGHL") [Member]
Entity name	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)
Entity incorporation date	Dec. 21, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Jing Technology Ltd ("FJTL") [Member]
Entity name	Dongguan City Fu Jing Technology Ltd (“FJTL”)
Entity incorporation date	Nov. 17, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Xiang Technology Ltd ("FGTL") [Member]
Entity name	Dongguan City Fu Xiang Technology Ltd (“FGTL”)
Entity incorporation date	Nov. 16, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Ji Food & Beverage Ltd ("FJFL") [Member]
Entity name	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)
Entity incorporation date	Nov. 09, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Lai Food Ltd ("FLFL") [Member]
Entity name	Dongguan City Fu Lai Food Ltd (“FLFL”)
Entity incorporation date	Sep. 27, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Yi Beverage Ltd (“FYDL”) [Member]
Entity name	Dongguan City Fu Yi Beverage Ltd
Entity incorporation date	Nov. 12, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Tai Food Trade Ltd (“FTFL”) [Member]
Entity name	Dongguan City Fu Tai Food Trade Ltd (“FTFL”)
Entity incorporation date	Oct. 23, 2020
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
Dongguan City Fu Jia Drinking Water Ltd (“FJDL”) [Member]
Entity name	Dongguan City Fu Jia Drinking Water Ltd
Entity incorporation date	Mar. 29, 2021
Nature of operation	Sales of agriculture products, household electric appliances and
Country of incorporation	PRC
Dongguan City Fu Sheng Drinking Water Ltd (“FSDL”) [Member]
Entity name	Dongguan City Fu Sheng Drinking Water Ltd
Entity incorporation date	Mar. 29, 2021
Nature of operation	Sales of agriculture products, household electric appliances and
Country of incorporation	PRC
Dongguan City Fu Xi Drinking Water Ltd (“FXDL”) [Member]
Entity name	Dongguan City Fu Xi Drinking Water Ltd
Entity incorporation date	Mar. 17, 2021
Nature of operation	Sales of agriculture products, household electric appliances and plastic
Country of incorporation	PRC
Shenzhen City FuJin Trading Technology Ltd (“FJTL”) [Member]
Entity name	Shenzhen City Fu Jin Trading Technology Ltd (“FJSTL”)
Entity incorporation date	Jun. 07, 2021
Nature of operation	Sales of agriculture products, household electric appliances, plastic products and software development
Country of incorporation	PRC
Dongguan City Fuli Trading Ltd (“FLTL”) [Member]
Entity name	Dongguan City Fu Li Trading Ltd (“FLTL”)
Entity incorporation date	Sep. 10, 2021
Nature of operation	Sales of agriculture products, household electric appliances and plastic
Country of incorporation	PRC
Guangdong Fugu Supply Chain Group Ltd (“FGSL”) [Member]
Entity name	Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)
FGGC [Member]
Entity incorporation date	Sep. 13, 2021
Nature of operation	Supply chain service, sales of food and health products, machinery, plastic products, and investment
Country of incorporation	PRC